GOODWILL OF THE GROUP (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Impairment charged to the income statement	£ 4
Cards
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Discount rate applied to cash flow projections (in percent)	13.00%
The Group
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	£ 470	£ 474	£ 474
Impairment charged to the income statement	4	0
The Group | Cards
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill (in percent)	64.00%	64.00%
The Group | Motor finance
GOODWILL OF THE GROUP (Details) - Narrative [Line Items]
Goodwill	£ 166	£ 170
Percentage of entity goodwill (in percent)	35.00%	36.00%
Discount rate applied to cash flow projections (in percent)	14.00%
Growth rate used to extrapolate cash flow projections (in percent)	0.50%